Investment Strategy - Grayscale Bitcoin Adopters ETF	Apr. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund will not invest in digital assets directly or through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to digital assets by virtue of its investments in companies that use one or more digital assets as part of their business activities and/or that hold digital assets as proprietary investments. Because the Fund will not invest directly in any digital assets, it will not track price movements of any digital assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index. Other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities (e.g., common stock) and depositary receipts of companies included in the Index. The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology.

The Index is designed by Indxx (the “Index Provider”) to consist of U.S. and non-U.S. equity securities of companies that have been classified by the Index Provider as having adopted Bitcoin as an asset for corporate treasury management, as described below (collectively, “Bitcoin Adopters” or “Bitcoin Adopters Companies”). In constructing the Index, the Index Provider identifies Bitcoin Adopters through a proprietary process that relies on extensive research to generate a preliminary list based on information obtained from annual and quarterly reports, financial statements, and other publicly available financial documents.

To be eligible for inclusion in the initial investable universe, securities must be/have:

●	Their listing either in a developed (including the U.S.) or emerging market based on the Index Provider’s rules-based country classification system, in the form of common stock or depositary receipt (American or global). As of January 2025, the list of developed markets includes the United States, Canada, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea, Taiwan, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Poland, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom and the list of emerging markets includes Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, Malaysia, Philippines, Thailand, Vietnam, Czech Republic, Greece, Hungary, Kuwait, Qatar, South Africa, Turkey and the United Arab Emirates.

●	A minimum total market capitalization of $200 million USD.

●	A six-month average daily turnover greater than or equal to $1.0 million.

●	All securities must have a minimum free float equivalent to 10% of shares outstanding.

●	Securities trading at a price of $10,000 or above are ineligible for inclusion in the Index. This rule is not applicable for existing constituents. Existing constituents shall remain in the initial universe irrespective of their stock price.

●	Traded on 90% of the eligible trading days in the last six months. In the case of initial public offerings where a security does not have a trading history of six-months, such a security must have started trading at least three-months before the start of the reconstitution and rebalancing process and should have traded on 90% of the eligible trading days for the past three-months.

The Index has defined Bitcoin Adopters as companies that have reported the ownership of at least 100 Bitcoin as a corporate treasury asset. Companies are further classified as Secondary Companies if they are companies that, in addition to reporting the ownership of at least 100 Bitcoin as a corporate treasury asset, generate at least 50% of their revenue from Bitcoin mining. These companies are also referred to as Bitcoin Network Operators. All other companies that have reported ownership of at least 100 Bitcoin as a corporate treasury asset are considered Primary Companies.

Bitcoin mining is defined as companies involved in the mining of Bitcoin and verification of the Bitcoin network, Bitcoin mining pool services, and the adding of Bitcoin transactions onto blockchain ledgers. Companies classified as Bitcoin Network Operators include, but are not limited to, companies that provide Bitcoin mining infrastructure such as data center hosting services (colocation services, dedicated hosting), ASICs machines, GPUs, mining rigs, and related infrastructure for Bitcoin mining.

The constituents of the Index are weighted based on a function of their Bitcoin holdings in corporate treasury and their free float market capitalization. Further weighting rules are applied as follows:

●	Within Primary Companies a single security cap of 20% is applied and the excess weight is redistributed proportionally amongst the uncapped securities.

●	Within Secondary Companies a single security cap of 2.5% is applied and the excess weight is redistributed proportionally amongst the uncapped securities.

●	A single security floor of 0.20% and 0.15% is applied to Primary Companies and Secondary Companies, respectively. The excess weight (if applicable) is derived proportionally from uncapped securities.

●	Within Primary Companies, the aggregate weight of securities with weights greater than or equal to 5% must not exceed 45%. In case the aggregate weight exceeds 45%, a secondary cap of 4.5% is applied. The excess weight is redistributed proportionately amongst the uncapped Primary Companies.

●	The total weight of Secondary Companies is capped at 20%.

The Index is reconstituted and rebalanced quarterly after the close of business on the last trading day (“Effective Date”) of each March, June, September, and December, based on data as of the last week of each month prior to the applicable reconstitution and rebalance period of the Index.

A “blockchain” is a digital series of records stored across a decentralized network that uses cryptography to create a secure and verified history of transactions. The decentralized nature of a blockchain utilizes and relies on multiple “nodes” to continuously update and certify the accuracy of information in the chain, mitigating the risks associated with centralized networks, where a single source can be tampered with to change information across a network. Blockchain technology can be used to record transactions involving tangible, intangible, and digital assets, and a blockchain may be constrained to certain users or companies or open to the public.

Blockchain networks may also be used to track the purchase, sale, or exchange of digital assets. Digital assets may be considered a form of digital currency that can be used to purchase goods or services from certain vendors or can be purchased or sold like an investment asset. Digital assets are not, however, widely accepted as a means of payment. Digital assets generally rely on a blockchain to maintain the integrity of their transaction histories, and for proof-of-work blockchains (such as Bitcoin) new amounts of a digital asset are added to the available supply based on the completion of certain complex mathematical problems — a process known as digital asset “mining.”

The Fund generally employs a “passive management” investment strategy in seeking to achieve its investment objective and fully replicate the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index; or, in certain instances, when a component security of the Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund may invest in small-, mid- and large-capitalization companies.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore is not required to meet certain diversification requirements under the 1940 Act.

Concentration Policy. The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of March 31, 2025, the Index had approximately 30 constituents and significant exposure to the Information Technology and Consumer Discretionary sectors. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including investment borrowings) in the constituents that comprise the Index and in other instruments that have economic characteristics and provide investment exposure similar to the component securities of the Index.